Share-based Payments - RSU and Class A share option activity (Details)	12 Months Ended
	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares available for grant, beginning balance (shares)	38,128,994	30,600,215
Share options outstanding, beginning balance (shares)	1,220,826	2,723,182
RSUs outstanding, beginning balance (shares)	9,211,611	9,602,673
Share options exercised (shares)	(761,945)	(1,496,875)
Share options canceled (shares)	(707)	(5,481)
Shares available for grant, ending balance (shares)	35,921,250	38,128,994
Share options outstanding, ending balance (shares)	458,174	1,220,826
RSUs outstanding, ending balance (shares)	7,371,743	9,211,611
Share options vested and exercisable (shares)	457,663	1,027,372
Weighted Average Exercise Price
Share options weighted average exercise price, beginning balance (USD per share) | $ / shares	$ 2.47	$ 2.41
Share options exercised (USD per share) | $ / shares	2.37	2.37
Share options canceled (USD per share) | $ / shares	1.03	0.65
Share options weighted average exercise price, ending balance (USD per share) | $ / shares	2.65	2.47
Weighted Average Exercise Price, share options vested and exercisable (USD per share) | $ / shares	$ 2.65	$ 2.55
2015 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
2015 Plan (shares)		11,807,109
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted (shares)	3,083,015	5,397,681
RSUs canceled (shares)	(874,564)	(1,113,870)
RSUs settled (shares)	(4,048,319)	(4,674,873)